Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct. 31, 2011
Brown Cardinal Small Companies Fund (Prospectus Summary) | Brown Cardinal Small Companies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Brown Advisory Small Companies Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Brown Advisory Small Companies Fund (the "Fund") seeks to achieve long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended June 30, 2011, the portfolio turnover rate for the Fund was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal conditions, Brown Investment Advisory Incorporated (the "Advisor")
seeks to achieve the Fund's investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of small capitalization companies. Small companies, according to the Advisor, are companies whose market capitalizations are generally less than $4 billion at the time of purchase. The Fund invests primarily in securities that trade in the
U.S. securities markets and that the Advisor believes are undervalued based on the companies' ability to generate cash flow beyond that required for normal operations and reinvestment in the business. The Advisor anticipates that the
Fund's portfolio will consist of 45 to 60 positions, and be diversified across industries and market sectors. Equity securities include domestic common and preferred stock, convertible debt securities, American Depositary Receipts
("ADRs"), real estate investment trusts ("REITs") and exchange traded funds
("ETFs"), and the Advisor may also invest in private placements in these types of securities. The Fund invests primarily in ETFs that have an investment objective similar to the Fund's or that otherwise are permitted investments with the Fund's investment policies described herein. ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.

The Advisor may sell a security or reduce its position if:
   ·  The security's expected return falls below 20% either due to price appreciation or adverse changes in the companies fundamentals,

   ·  The market capitalization of the company reaches $5 billion; or

   ·  There are better relative values elsewhere or if funds are needed for other purposes.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investments strategies and invest, without limitation, in cash or prime quality cash equivalents.

NOTE: on September 30, 2011, the Board of Trustees for the Professionally
Managed Portfolios approved a plan of reorganization (the "Reorganization")
whereby the Brown Cardinal Small Companies Fund (the "Small Companies Fund")
will merge into the Brown Advisory Small-Cap Fundamental Value Fund ("Fundamental
Value Fund"). The Reorganization, which is expected to be tax free to the shareholders of the Small Companies Fund and which is subject to a number of closing conditions, will entail the transfer of all of the assets and liabilities of the Small Companies Fund to the Fundamental Value Fund in
exchange for Institutional or Advisor Shares of the Fundamental Value Fund, as
appropriate. Shareholders of the Small Companies Fund will then receive
Institutional or Advisor Shares of the Fundamental Value Fund, as appropriate, equivalent in aggregate net asset value to the aggregate net asset value to their shares in the Small Companies Fund at the time of the Reorganization, and the Small Companies Fund will then be dissolved. These events are currently expected to occur on December 16, 2011.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

·  ADR Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks.

·  Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

·  Equity and General Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund's portfolio may not increase their earnings at the rate anticipated. The Fund's NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

·  ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.
   Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

·  Management Risk. The Fund may not meet its investment objective based on the
   Advisor's success or failure to implement investment strategies for the Fund.

·  Private Placement Risk. The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with
   Rule 144A under the Securities Act of 1933, as amended ("1933 Act"). Privately issued securities are restricted securities that are not publicly traded.
   Delay or difficulty in selling such securities may result in a loss to the Fund.

·  REIT and Real Estate Risk. The value of the Fund's investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

·  Smaller Company Risk. Securities of companies smaller than larger companies may be more volatile and as a result, the price of smaller companies may decline more in response to selling pressure.

·  Value Company Risk. The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund. The chart shows changes in the Fund's performance of
Institutional Shares from year-to-year. The table shows how the average annual returns of Institutional Shares and Advisor Shares for 1 and 5 years and since inception periods compare to a broad-based market index.

Effective April 12, 2010, the Brown Advisory Small Companies Fund, a series of
Forum Funds (the "Predecessor Fund") reorganized into the Fund, which is a series of Professionally Managed Portfolios. Performance shown prior to
April 12, 2010 is that of the Predecessor Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.brownadvisoryfunds.com or by calling
800-540-6807 (toll free).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund. The chart shows changes in the Fund's performance of Institutional Shares from year-to-year. The table shows how the average annual returns of Institutional Shares and Advisor Shares for 1 and 5 years and since inception periods compare to a broad-based market index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-540-6807 (toll free)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.brownadvisoryfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Brown Advisory Small Companies Fund - Institutional Shares Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund's calendar year-to-date total return as of September 30, 2011 was
-16.78%. During the periods shown in the chart, the highest quarterly return was
22.39% (for the quarter ended June 30, 2009) and the lowest quarterly return was
-25.09% (for the quarter ended September 30, 2008).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Shares only. After-tax returns for Advisor Shares will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.
Performance Table, Footnotes	rr_PerformanceTableFootnotesTextBlock
NOTE: Institutional Shares of the Small Companies Fund commenced operations on
October 31, 2003 as part of the Predecessor Small Companies Fund. (Prior to
April 25, 2006, the Institutional Shares was an unnamed class of shares.) Advisor Shares commenced operations on May 1, 2006 as part of the
Predecessor Small Companies Fund. Performance shown prior to inception of the
Advisor Shares is based on the performance of Institutional Shares, adjusted for the higher expenses applicable to Advisor Shares.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts. After-tax returns are shown for
Institutional Shares only. After-tax returns for Advisor Shares will vary. The
"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Brown Advisory Small Companies Fund Average Annual Total Returns For the period ended December 31, 2010
Brown Cardinal Small Companies Fund (Prospectus Summary) | Brown Cardinal Small Companies Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(16.78%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.09%)
Brown Cardinal Small Companies Fund | Russell 2000® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.02%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2003
Brown Cardinal Small Companies Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee ( as a % amount exchanged within 14 days of purchase)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	125
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	390
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	676
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,489
Annual Return 2004	rr_AnnualReturn2004	22.76%
Annual Return 2005	rr_AnnualReturn2005	13.01%
Annual Return 2006	rr_AnnualReturn2006	14.41%
Annual Return 2007	rr_AnnualReturn2007	(3.00%)
Annual Return 2008	rr_AnnualReturn2008	(37.91%)
Annual Return 2009	rr_AnnualReturn2009	31.73%
Annual Return 2010	rr_AnnualReturn2010	24.06%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2003
Brown Cardinal Small Companies Fund | Institutional Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2003
Brown Cardinal Small Companies Fund | Institutional Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2003
Brown Cardinal Small Companies Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed within 14 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee ( as a % amount exchanged within 14 days of purchase)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	152
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	471
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	813
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,779
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Advisor Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.95%